Princeton Futures Strategy Fund
FUND SUMMARY
Investment Objectives:
The Fund’s primary investment objective is capital appreciation managing volatility is a secondary objective.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page [10] of the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page [__] of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Princeton Futures Strategy Fund	Class A Shares	Class C Shares	Class I shares
Maximum Sales Charge (Load) Imposed on Purchases(as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load)(as a % of the of the original purchase price)	none	none	none
Maximum Sales Charge (Load) Imposedon Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Princeton Futures Strategy Fund		Class A Shares	Class C Shares	Class I shares
Management Fees		1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.74%	0.74%	0.73%
Option Fees and Expenses	[2]	0.12%	0.12%	0.12%
Remaining Other Expenses		0.62%	0.62%	0.61%
Acquired Fund Fees and Expenses	[3]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1],[2]	2.50%	3.25%	2.24%
Fee Waiver and/or Expense Reimbursement	[4]	(0.47%)	(0.47%)	(0.46%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.03%	2.78%	1.78%
[1]	"Other Expenses," include both the expenses of the Fund's wholly-owned subsidiary ("Subsidiary") and the fee paid to the counterparty of the Fund's option ("Option"), which is the primary way the Fund seeks exposure to managers' (which are generally commodity trading advisors ("CTAs")) trading vehicles (each, an "Underlying Fund"). The Option is designed to replicate the aggregate returns of the trading strategies of the CTAs included in the Option. More information regarding the Subsidiary and the investments made to pursue the Fund's Managed Futures strategy can be found in the "Principal Investment Strategies" section of this Prospectus.
[2]	Option Fees and Expenses does not include the fees and expenses of the CTAs included in the Option. The Option's returns will be reduced and its losses increased by the costs associated with the Option, which are the fees and expenses deducted by the counterparty in the calculation of the returns on the Option, including the management and the additional sponsor fee. These fees, which are not reflected in the Annual Fund Operating Expenses table, are embedded in the return of the Option and represent an indirect cost of investing in the Fund. Generally, the management fees of the CTAs included in the Option are 1.25% of assets. The sponsor fee is 0.45%. Such fees are accrued daily within the Option and deducted from the Option value daily.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's consolidated financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least July 31, 2017 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of (i) any front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (vii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.90%, 2.65% and 1.65% for Class A, Class C and Class I shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. The agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Princeton Futures Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	769	1,267	1,789	3,215
Class C Shares	281	957	1,657	3,517
Class I shares	181	656	1,158	2,539

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its primary investment objective by investing directly or through a wholly-owned subsidiary in the following securities , and options or swap contracts on, (1) securities of limited partnerships, (2) securities of limited liability companies, (3) securities of other types of pooled investment vehicles (collectively, “Underlying Funds”) and (4) fixed income securities and structured notes. Each Underlying Fund invests primarily in one or a combination of (i) options, (ii) futures, (iii) forwards or (iv) spot contracts on (a) commodities, (b) financial indices and instruments, (c) foreign currencies, or (d) equity indices. The Fund invests without restriction as to issuer capitalization or country of origin. The fixed income portion of the Fund’s portfolio is invested in securities of any maturity that are of investment grade credit quality. The Fund defines investment grade fixed income securities as those rated at least Baa3 by Moody’s Investors Service (“Moody’s”) or at least BBB- by Standard and Poor’s Rating Group (“S&P”), or if unrated, determined by the sub-adviser to be of similar quality. The adviser selects structured notes of issuers that it believes to be credit-worthy. The Fund seeks to achieve its secondary investment objective primarily by diversifying investments among asset classes that are not expected to have returns that are highly correlated to each other or the equity market in general. However, the Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Fund invests up to 25% of its total assets in its wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary invests primarily in pooled investment vehicles that primarily invest (long and short) in commodity and financial futures, options and swap contracts, structured notes, as well as fixed income securities and other investments intended to serve as margin or collateral for derivative positions. The Fund’s investments are composed primarily of securities, even when viewing the Subsidiary on a consolidated basis. The Subsidiary is subject to the same investment restrictions as the Fund.

The Fund’s adviser, based upon its analysis of long-term historical returns and volatility of various asset classes, allocates the Fund’s assets to investments or Underlying Funds among fixed income, commodity-related, and financial sector-related asset classes. Because of the leverage inherent in futures contracts, the Fund’s economic exposure to commodity-related and financial sector-related investments could represent more than 100% of the Fund’s total net assets.

The Fund’s adviser delegates elements of management of the Fund’s portfolio to a fixed income sub-adviser. The adviser works to identify prospective Underlying Funds. The adviser conducts its own due diligence on each Underlying Fund as well as the manager of each Underlying Fund. The adviser also retains the ability to override the sub-adviser’s allocation of assets and its selection of fixed income securities if it believes an investment or allocation is not consistent with the Fund’s investment guidelines. The adviser is responsible for ongoing performance evaluation and monitoring of the sub-adviser. Additionally, the adviser oversees the sub-adviser’s allocation of portfolio assets.

Adviser Investment Process

The adviser’s investment process combines risk management, due diligence, experienced portfolio construction, and portfolio monitoring. Portfolio design begins with the establishment of objectives for precise, quantifiable measures of risk, such as standard deviation of monthly returns. The adviser’s research team combines quantitative and qualitative research in the development of its strategies to be executed with respect to the Underlying Funds or by any sub-advisers. The adviser then monitors its strategies as-executed for investment performance and achievement of risk objectives. The Fund’s investment portfolio is rebalanced as needed as a result of the adviser’s monitoring policies. The adviser has overall supervisory responsibilities for the general management and investment of the Fund’s securities portfolio.

The adviser determines the allocations amoung Underlying Funds and monitors the fixed income sub-adviser’s buying and selling of securities to maintain adviser-approved allocations between the fixed income and Underlying Funds portions of the Fund’s portfolio and to manage risk.

Congress Asset Management, LLP Investment Process

The fixed income sub-adviser, Congress Asset Management, LLP (“Congress”), focuses on meeting the Fund’s interest income and liquidity needs by selecting fixed income securities using a combination of (1) sector selection, (2) yield curve management and (3) security selection strategies that it believes will enhance the Fund’s returns when compared to the fixed income market in general.

Congress buys securities that it believes offer sufficient credit quality, income and liquidity and sells them when it believes they have reached their target price or more attractive investments are available. Congress also buys and sells fixed income securities to maintain allocations between the fixed income and Underlying Funds portions of the Fund’s portfolio as directed by the adviser.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following risks may apply to the Fund's direct investment in securities and derivatives as well the Fund's indirect risks through investing in Underlying Funds and the Subsidiary.

• Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions. The Fund must rely upon the Underlying Fund managers’ fair valuation of such assets, which may not be accurate.

• Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

• Derivatives Risk: The Fund may use derivatives (including options, swaps, forward contracts, futures and options on futures) to invest or to hedge. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

• Fixed Income Risk: The value of the Fund's investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases. A change in interest may have the same impact on structured notes, if the underlying portfolio they are designed to track is affected. Your investment will decline in value if the value of the Fund's investments decreases.

• Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Government Actions Risk: Nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions, potential restrictions on the flow of international capital, or diplomatic developments could adversely affect the Fund's investments in certain securities. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment. In addition, the Fund's investments in U.S. and non-U.S. securities may be subject to new and increased withholding and other taxes imposed by those countries, as well as increased costs of regulations and transaction costs.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Leverage Risk: Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

• Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk: The adviser's and sub-adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results. Additionally, the adviser's judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

• Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Options Risk: The Fund may use options to enhance returns or hedge against market declines. The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

• Sector Risk: The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the entire sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. The Fund's losses are potentially unlimited in a short position transaction.

• Structured Note Risk: Structured notes involve tracking risk, issuer default risk and may involve leverage risk.

• Taxation Risk: By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments in the Underlying Funds will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

• Underlying Funds Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. Underlying Funds are subject to specific risks, depending on the nature of the fund.

• Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. The Class A sales charge is reflected in the average annual total return table. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance and daily NAV per share information is available at no cost by calling 1-888-868-9501.

Class I Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	9/30/2014	10.57%
Worst Quarter:	6/30/2015	(6.64)%
The Fund’s Class I year-to-date return as of June 30, 2016 was 3.78%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2015)
Average Annual Total Returns - Princeton Futures Strategy Fund		Label	One Year		Five Years	Since Inception	Since Inception	Inception Date
Class I shares		Return before taxes	(10.63%)		(4.56%)	(3.14%)		Jul. 19, 2010
Class I shares | Return after taxes on distributions			(10.83%)		(4.63%)	(3.25%)
Class I shares | Return after taxes on distributions and sale of Fund shares			(5.86%)		(3.39%)	(2.35%)
Class A Shares		Return before taxes	(16.08%)	[1]	(5.94%)	(4.43%)		Jul. 19, 2010
Class C Shares	[2]	Return before taxes	(11.48%)				(5.44%)	Jun. 14, 2011
Barclay BTOP50 Index	[3]		(1.41%)		1.89%	2.52%	1.68%
Barclay CTA Index	[4]		(1.50%)		(0.09%)	2.04%	0.91%
[1]	Returns above reflect Class A sales load. If the sales load were waived, the returns would have been (10.95)%.
[2]	Class C Shares commenced operations on June 14, 2011
[3]	The Barclay BTOP50 Index ("BTOP50") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe.
[4]	The Barclays CTA Index is a leading industry benchmark of representative performance of commodity trading advisors. There are currently 535 programs included in the calculation of the Barclay CTA Index for 2015. The Index is equally weighted and rebalanced at the beginning of each year. The Since Inception data is not available, 2.04% represents the performance of the index from August 1, 2010 through December 31, 2014, and 0.91% represents the performance of the index from July 1, 2011 through December 31, 2015.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”); after-tax returns are shown for Class I shares and after-tax returns for other classes will vary.